Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
ATAC Rotation Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	ATAC Rotation Fund
Class Name	Investor Class
Trading Symbol	ATACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com. You can also request this information by contacting us at 855‑ATACFUND (855‑282‑2386) or by contacting the Fund at ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855‑282‑2386)
Additional Information Website	www.atacfunds.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Rotation Fund	$84	1.74%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.74%
Net Assets	$ 52,000,000.0
Holdings Count | Holdings	5
Investment Company, Portfolio Turnover	1007.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Millions)	$52.0
Number of Holdings	5
Portfolio Turnover	1007%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2025)

Top Issuers	(% of Total Net Assets)
Vanguard Extended Duration Treasury ETF	25.2
SPDR Portfolio Long Term Treasury ETF	24.8
Vanguard Long-Term Treasury ETF	24.8
Schwab Intermediate-Term U.S. Treasury ETF	24.5

ATAC Rotation Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	ATAC Rotation Fund
Class Name	Institutional Class
Trading Symbol	ATCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com. You can also request this information by contacting us at 855‑ATACFUND (855‑282‑2386) or by contacting the Fund at ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855‑282‑2386)
Additional Information Website	www.atacfunds.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Rotation Fund	$72	1.49%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.49%
Net Assets	$ 52,000,000.0
Holdings Count | Holdings	5
Investment Company, Portfolio Turnover	1007.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Millions)	$52.0
Number of Holdings	5
Portfolio Turnover	1007%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2025)

Top Issuers	(% of Total Net Assets)
Vanguard Extended Duration Treasury ETF	25.2
SPDR Portfolio Long Term Treasury ETF	24.8
Vanguard Long-Term Treasury ETF	24.8
Schwab Intermediate-Term U.S. Treasury ETF	24.5